Tax - Deferred tax reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of net deferred tax asset
At 1 January	£ (1,951)	£ (836)
Charge/(credit) to income statement	(62)	(236)
(Credit)/charge to other comprehensive income	258	(916)
Currency translation and other adjustments	2	37
At 31 December	(1,753)	(1,951)
Pension
Reconciliation of net deferred tax asset
At 1 January	23	24
Charge/(credit) to income statement	1	1
(Credit)/charge to other comprehensive income	(8)	(2)
At 31 December	16	23
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	(75)	(42)
Charge/(credit) to income statement	(1)	(43)
Currency translation and other adjustments		10
At 31 December	(76)	(75)
Provisions
Reconciliation of net deferred tax asset
At 1 January	(82)	(97)
Charge/(credit) to income statement	21	14
(Credit)/charge to other comprehensive income		1
At 31 December	(61)	(82)
Fair value of financial instruments
Reconciliation of net deferred tax asset
At 1 January	(805)	248
Charge/(credit) to income statement	16	(171)
(Credit)/charge to other comprehensive income	249	(913)
Currency translation and other adjustments	2	31
At 31 December	(538)	(805)
Total losses carried forward
Reconciliation of net deferred tax asset
At 1 January	(952)	(899)
Charge/(credit) to income statement	(67)	(51)
Currency translation and other adjustments		(2)
At 31 December	(1,019)	(952)
Other
Reconciliation of net deferred tax asset
At 1 January	(60)	(70)
Charge/(credit) to income statement	(32)	14
(Credit)/charge to other comprehensive income	17	(2)
Currency translation and other adjustments		(2)
At 31 December	£ (75)	£ (60)